Cover	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity File Number	001-37659
Entity Registrant Name	INTERLINK ELECTRONICS, INC.
Entity Central Index Key	0000828146
Entity Tax Identification Number	77-0056625
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	48389 Fremont Boulevard
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	510
Local Phone Number	244-0424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	LINK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false